Summary of Options (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Options, Balance outstanding	1,733,824	1,498,010
Weighted Average Exercise Price, Balance outstanding	$ 6.20	$ 5.90
Options granted		252,779	1,498,010
Weighted Average Exercise Price, granted		$ 8.06	$ 5.90
Options exercised
Weighted Average Exercise Price, exercised
Options expired or forfeited	(1,274)	(16,965)
Weighted Average Exercise Price, expired or forfeited	$ 8.84	$ 5.90
Options, Balance outstanding	1,732,550	1,733,824	1,498,010
Weighted Average Exercise Price, Balance outstanding	$ 6.20	$ 6.20	$ 5.90
Options, Balance exercisable	884,442	747,450
Weighted Average Exercise Price, Balance exercisable	$ 6.10	$ 5.96